SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Description of foreign currency translation adjustment	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2025 and 2024 were translated at RMB6.9931 to $1.00, and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2025 and 2024 were RMB7.1875 to $1.00 and RMB7.1957 to $1.00, respectively	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2025 and 2024 were translated at RMB6.9931 to $1.00, and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2025 and 2024 were RMB7.1875 to $1.00 and RMB7.1957 to $1.00, respectively
Investment fair value disclosure	$ 747,709
Restricted cash	0		$ 510,156
Advances from customers	2,067,018		1,843,976
Revenues recognized from contract liabilities	$ 1,213,053		1,298,230
Standard warranty description	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.
Research and development expense	$ 3,740,163		1,663,445	$ 262,375
Underpayment of taxes	$ 14,300	¥ 100,000
Common Class A [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Share issued for share based compensation | shares	1,250,000	1,250,000
Cost of Sale [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Product warranty claims and cost	$ 0		$ 4,221
Publicly Traded Stocks [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Investment fair value disclosure	747,709
Investment	732,553
Unrealized gain on investments	$ 15,156